Trade Receivables and Other - Additional Information (Detail)			6 Months Ended
	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of trade and other receivables [line items]
Reversal of impairment allowance			€ 400,000	€ 400,000
Factored assets	€ 680,000,000		680,000,000		€ 642,000,000
Factored assets, derecognized from Unaudited Interim Consolidated Statement of Financial Position	466,000,000		466,000,000		473,000,000
Factored assets, recognized in Unaudited Interim Consolidated Statement of Financial Position	214,000,000		214,000,000		169,000,000
Debt due factor	€ 1,000,000		€ 1,000,000		€ 0
Factoring of receivables [member] | Muscle Shoals factoring facility [member]
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $		$ 375,000,000
Trade receivable factoring agreement maturity date	Jan. 24, 2020	Jan. 24, 2020
France [member] | Factoring of receivables [member]
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	€ 235,000,000
Trade receivable factoring agreement maturity date	Oct. 29, 2021	Oct. 29, 2021
Germany Switzerland and Czech Republic [member] | Factoring of receivables [member]
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	€ 150,000,000
Trade receivable factoring agreement maturity date	Oct. 29, 2021	Oct. 29, 2021
United States [member] | Factoring of receivables [member] | Constellium automotive [member]
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $		$ 25,000,000
Trade receivable factoring agreement maturity date	Dec. 12, 2018	Dec. 12, 2018